Cover	May 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K (the “Amendment No. 2”) further amends the Current Report on Form 8-K filed by Wellgistics Health, Inc. (the “Company”) on May 29, 2026, as amended by Amendment No. 1 filed on June 2, 2026. The purpose of this Amendment No. 2 is to replace and refile Exhibit 4.3 included with Amendment No. 1. Other than as described above, this Amendment No. 2 does not modify or update any disclosures in or exhibits to the Original Report or Amendment No. 1, nor does it reflect any events that may have occurred subsequent to the Original Report.
Document Period End Date	May 27, 2026
Entity File Number	001-42530
Entity Registrant Name	WELLGISTICS HEALTH, INC.
Entity Central Index Key	0002030763
Entity Tax Identification Number	93-3264234
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 Bayport Drive
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(844)
Local Phone Number	203-6092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false